Long-term Debt - Loan Movements (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
December 31, 2014	$ 5,636,323
New Loans	507,535
Repayments/ Transfers	(1,016,399)
Deconsolidation of Ocean Rig	(4,909,274)
December 31, 2015	$ 218,185
7.25% Ocean Rig's Senior Unsecured Notes
Debt Instrument [Line Items]
Loan Agreement Date	Mar. 26, 2014
Original Amount	$ 500,000
December 31, 2014	500,000
New Loans	0
Repayments/ Transfers	0
Deconsolidation of Ocean Rig	(500,000)
December 31, 2015	$ 0
6.5% Drill Rigs Senior Secured Notes
Debt Instrument [Line Items]
Loan Agreement Date	Sep. 20, 2012
Original Amount	$ 800,000
December 31, 2014	800,000
New Loans	0
Repayments/ Transfers	0
Deconsolidation of Ocean Rig	(800,000)
December 31, 2015	$ 0
Term Loan B Facility
Debt Instrument [Line Items]
Loan Agreement Date	Jul. 12, 2013
Original Amount	$ 1,900,000
December 31, 2014	1,876,250
New Loans	0
Repayments/ Transfers	(9,500)
Deconsolidation of Ocean Rig	(1,866,750)
December 31, 2015	$ 0
Term Loan B Facility
Debt Instrument [Line Items]
Loan Agreement Date	Jul. 25, 2014
Original Amount	$ 1,300,000
December 31, 2014	1,296,750
New Loans	0
Repayments/ Transfers	(6,500)
Deconsolidation of Ocean Rig	(1,290,250)
December 31, 2015	$ 0
Secured Term Loan Facility
Debt Instrument [Line Items]
Loan Agreement Date	Feb. 13, 2015
Original Amount	$ 475,000
December 31, 2014	0
New Loans	462,000
Repayments/ Transfers	(9,726)
Deconsolidation of Ocean Rig	(452,274)
December 31, 2015	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Oct. 02, 2007
Original Amount	$ 35,000
December 31, 2014	12,800
New Loans	0
Repayments	(12,800)
December 31, 2015	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Oct. 05, 2007
Original Amount	$ 90,000
December 31, 2014	53,000
New Loans	0
Repayments	(9,300)
December 31, 2015	$ 43,700
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Jun. 20, 2008
Original Amount	$ 103,200
December 31, 2014	21,250
New Loans	0
Repayments	(3,000)
December 31, 2015	$ 18,250
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Mar. 13, 2008
Original Amount	$ 130,000
December 31, 2014	28,905
New Loans	0
Repayments	(1,338)
December 31, 2015	$ 27,567
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	May 05, 2008
Original Amount	$ 90,000
December 31, 2014	30,000
New Loans	0
Repayments	(30,000)
December 31, 2015	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Nov. 16, 2007
Original Amount	$ 47,000
December 31, 2014	14,000
New Loans	0
Repayments	(1,500)
December 31, 2015	$ 12,500
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Jul. 23, 2008
Original Amount	$ 126,400
December 31, 2014	42,625
New Loans	0
Repayments	(42,625)
December 31, 2015	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	May 13, 2008
Original Amount	$ 125,000
December 31, 2014	15,706
New Loans	0
Repayments	(15,706)
December 31, 2015	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Feb. 07, 2011
Original Amount	$ 70,000
December 31, 2014	52,500
New Loans	0
Repayments	(52,500)
December 31, 2015	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Apr. 20, 2011
Original Amount	$ 32,313
December 31, 2014	24,773
New Loans	0
Repayments	(24,773)
December 31, 2015	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Oct. 26, 2011
Original Amount	$ 141,350
December 31, 2014	112,390
New Loans	0
Repayments	(112,390)
December 31, 2015	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Oct. 24, 2012
Original Amount	$ 107,669
December 31, 2014	88,249
New Loans	0
Repayments	(88,249)
December 31, 2015	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Mar. 31, 2006
Original Amount	$ 753,637
December 31, 2014	174,406
New Loans	0
Repayments	(72,834)
December 31, 2015	$ 101,572
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Mar. 19, 2012
Original Amount	$ 19,065
December 31, 2014	15,789
New Loans	0
Repayments	(1,193)
December 31, 2015	$ 14,596
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Feb. 14, 2012
Original Amount	$ 122,580
December 31, 2014	109,830
New Loans	0
Repayments	(109,830)
December 31, 2015	$ 0
Secured Bridge Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Nov. 14, 2014
Original Amount	$ 200,000
December 31, 2014	200,000
New Loans	0
Repayments	(200,000)
December 31, 2015	$ 0
Senior Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Oct. 29, 2014
Original Amount	$ 167,100
December 31, 2014	167,100
New Loans	0
Repayments	(167,100)
December 31, 2015	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Jul. 29, 2013
Original Amount	$ 23,000
December 31, 2014	0
New Loans	17,825
Repayments	(17,825)
December 31, 2015	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Nov. 23, 2012
Original Amount	$ 38,220
December 31, 2014	0
New Loans	27,710
Repayments	(27,710)
December 31, 2015	$ 0